Operating Financial Information for Reportable Segments (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Operating Revenues	$ 34,254	$ 33,158	$ 32,224	$ 31,984	$ 33,192	$ 31,586	$ 31,483	$ 30,818	$ 131,620	$ 127,079	$ 120,550
Cost of services									29,438	28,306	28,534
Wireless cost of equipment									23,119	21,625	16,353
Selling, general and administrative expense									29,986	41,016	27,089
Depreciation and amortization expense									16,017	16,533	16,606
Total operating expenses									98,560	107,480	88,582
Operating income	$ 9,744	$ 7,535	$ 7,821	$ 7,960	$ (2,136)	$ 6,890	$ 7,685	$ 7,160	33,060	19,599	31,968
Operating Segments
Segment Reporting Information [Line Items]
Operating Revenues									129,400	126,075	119,647
Cost of services									28,681	28,532	28,691
Wireless cost of equipment									23,119	21,625	16,353
Selling, general and administrative expense									29,794	31,782	31,747
Depreciation and amortization expense									15,658	16,341	16,529
Total operating expenses									97,252	98,280	93,320
Operating income									32,148	27,795	26,327
Operating Segments | Wireless
Segment Reporting Information [Line Items]
Operating Revenues									91,680	87,646	81,023
Cost of services									7,803	7,200	7,295
Wireless cost of equipment									23,119	21,625	16,353
Selling, general and administrative expense									21,805	23,602	23,176
Depreciation and amortization expense									8,980	8,459	8,202
Total operating expenses									61,707	60,886	55,026
Operating income									29,973	26,760	25,997
Operating Segments | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									37,720	38,429	38,624
Cost of services									20,878	21,332	21,396
Selling, general and administrative expense									7,989	8,180	8,571
Depreciation and amortization expense									6,678	7,882	8,327
Total operating expenses									35,545	37,394	38,294
Operating income									2,175	1,035	330
Operating Segments | Service Revenue
Segment Reporting Information [Line Items]
Operating Revenues									70,305	72,555	68,973
Operating Segments | Service Revenue | Wireless
Segment Reporting Information [Line Items]
Operating Revenues									70,305	72,555	68,973
Operating Segments | Equipment Revenue
Segment Reporting Information [Line Items]
Operating Revenues									16,924	10,957	8,096
Operating Segments | Equipment Revenue | Wireless
Segment Reporting Information [Line Items]
Operating Revenues									16,924	10,957	8,096
Operating Segments | Other External Operating Non-Service Revenues
Segment Reporting Information [Line Items]
Operating Revenues									4,294	4,021	3,851
Operating Segments | Other External Operating Non-Service Revenues | Wireless
Segment Reporting Information [Line Items]
Operating Revenues									4,294	4,021	3,851
Operating Segments | Mass Markets Consumer Retail
Segment Reporting Information [Line Items]
Operating Revenues									16,123	15,583	14,842
Operating Segments | Mass Markets Consumer Retail | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									16,123	15,583	14,842
Operating Segments | Mass Markets Small Business
Segment Reporting Information [Line Items]
Operating Revenues									2,350	2,464	2,537
Operating Segments | Mass Markets Small Business | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									2,350	2,464	2,537
Operating Segments | Mass Markets
Segment Reporting Information [Line Items]
Operating Revenues									18,473	18,047	17,379
Operating Segments | Mass Markets | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									18,473	18,047	17,379
Operating Segments | Global Enterprise Strategic Services
Segment Reporting Information [Line Items]
Operating Revenues									8,164	8,316	8,129
Operating Segments | Global Enterprise Strategic Services | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									8,164	8,316	8,129
Operating Segments | Global Enterprise Core
Segment Reporting Information [Line Items]
Operating Revenues									4,777	5,323	6,002
Operating Segments | Global Enterprise Core | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									4,777	5,323	6,002
Operating Segments | Global Enterprise
Segment Reporting Information [Line Items]
Operating Revenues									12,941	13,639	14,131
Operating Segments | Global Enterprise | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									12,941	13,639	14,131
Operating Segments | Global Wholesale
Segment Reporting Information [Line Items]
Operating Revenues									4,958	5,207	5,549
Operating Segments | Global Wholesale | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									4,958	5,207	5,549
Operating Segments | Other
Segment Reporting Information [Line Items]
Operating Revenues									322	529	502
Operating Segments | Other | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									322	529	502
Operating Segments | Intersegment Revenues
Segment Reporting Information [Line Items]
Operating Revenues									1,183	1,120	1,166
Operating Segments | Intersegment Revenues | Wireless
Segment Reporting Information [Line Items]
Operating Revenues									157	113	103
Operating Segments | Intersegment Revenues | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									$ 1,026	$ 1,007	$ 1,063